SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2024
Stumpage Pay-as-Cut
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Payment period after satisfaction of obligation (in days)	10 days
Stumpage Pay-as-Cut | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Initial payment, percentage of estimated contract value (as a percent)	5.00%
Stumpage Pay-as-Cut | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Initial payment, percentage of estimated contract value (as a percent)	20.00%
Total Delivered | Delivered Wood (Domestic)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Payment period after satisfaction of obligation (in days)	30 days
Total Delivered | Delivered Wood (Export)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Payment period after satisfaction of obligation, letter of credit (in days)	30 days